Significant Accounting Policies - Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation (Details)	Jun. 30, 2025
Buildings [Member] | Minimum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	5 years
Buildings [Member] | Maximum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	20 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	5 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	10 years
Transportation vehicles [Member] | Minimum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	8 months 1 day
Transportation vehicles [Member] | Maximum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	10 years
Office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	4 years
Office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	10 years
Electronic equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	4 months 24 days
Electronic equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation [Line Items]
Property and equipment, net	10 years